UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2014

Date of Reporting Period: 03/31/2014

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF March 31, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 95.35%
	Consumer Discretionary - Automobiles &
	Components -- 2.46%
80,000	Dorman Products, Inc. *	$ 4,724,800
65,000	Thor Industries, Inc.	3,968,900
		------------
		8,693,700
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.86%
145,000	La-Z-Boy Incorporated	3,929,500
45,000	SodaStream International Ltd. *	1,984,500
50,000	Tupperware Brands Corporation	4,188,000
		------------
		10,102,000
		------------
	Consumer Discretionary - Media -- 2.31%
145,000	Cinemark Holdings, Inc.	4,206,450
50,000	Morningstar, Inc.	3,951,000
		------------
		8,157,450
		------------
	Consumer Discretionary -
	Retailing -- 5.31%
150,000	Ascena Retail Group, Inc. *	2,592,000
70,000	GNC Holdings, Inc.	3,081,400
65,000	Monro Muffler Brake, Inc.	3,697,200
185,000	Pier 1 Imports, Inc.	3,492,800
40,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,899,200
42,500	Vitamin Shoppe, Inc. *	2,019,600
		------------
		18,782,200
		------------
	Consumer Discretionary - Services -- 5.76%
70,000	Bally Technologies, Inc. *	4,638,900
60,000	Brinker International, Inc.	3,147,000
240,000	Carriage Services, Inc.	4,377,600
37,500	Jack in the Box Inc. *	2,210,250
155,000	Krispy Kreme Doughnuts, Inc. *	2,748,150
80,000	Popeyes Louisiana Kitchen, Inc. *	3,251,200
		------------
		20,373,100
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.39%
45,000	PriceSmart, Inc.	4,541,850
55,000	United Natural Foods, Inc. *	3,900,600
		------------
		8,442,450
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 0.92%
45,000	TreeHouse Foods, Inc. *	3,239,550
		------------
	Energy -- 4.68%
60,000	Atwood Oceanics, Inc. *	3,023,400
33,000	Dril-Quip, Inc. *	3,699,300
115,000	Enlink Midstream LLC	3,903,100
70,000	Rosetta Resources, Inc. *	3,260,600
37,500	SM Energy Company	2,673,375
		------------
		16,559,775
		------------
	Financials - Banks -- 4.85%
95,000	Community Bank System, Inc.	3,706,900
193,394	First Financial Bancorp.	3,477,224

175,000	FirstMerit Corporation	3,645,250
85,000	Glacier Bancorp, Inc.	2,470,950
55,000	IBERIABANK Corporation	3,858,250
		------------
		17,158,574
		------------
	Financials - Diversified -- 2.00%
70,000	Artisan Partners Asset Management Inc.	4,497,500
35,000	Waddell & Reed Financial, Inc.	2,576,700
		------------
		7,074,200
		------------
	Financials - Insurance -- 1.00%
115,000	Brown & Brown, Inc.	3,537,400
		------------
	Financials - Real Estate -- 0.95%
363,100	Summit Hotel Properties, Inc.	3,369,568
		------------
	Health Care - Equipment &
	Services -- 14.65%
52,500	Acadia Healthcare Company, Inc. *	2,368,800
45,000	Cyberonics, Inc. *	2,936,250
22,500	DexCom, Inc. *	930,600
175,000	Endologix, Inc. *	2,252,250
170,000	Globus Medical, Inc. - Class A *	4,520,300
39,000	HeartWare International, Inc. *	3,657,420
29,400	Insulet Corporation *	1,394,148
130,000	Masimo Corporation *	3,550,300
235,000	Merit Medical Systems, Inc. *	3,360,500
21,500	MWI Veterinary Supply, Inc. *	3,345,830
160,000	Omnicell, Inc. *	4,579,200
55,000	Sirona Dental Systems, Inc. *	4,106,850
95,000	STERIS Corporation	4,536,250
45,000	Teleflex Incorporated	4,825,800
75,000	Thoratec Corporation *	2,685,750
130,000	Tornier N.V. *	2,758,600
		------------
		51,808,848
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 1.41%
120,000	Prestige Brands Holdings, Inc. *	3,270,000
20,000	TECHNE Corporation	1,707,400
		------------
		4,977,400
		------------
	Industrials - Capital Goods -- 8.74%
71,000	A.O. Smith Corporation	3,267,420
95,000	Beacon Roofing Supply, Inc. *	3,672,700
82,500	Generac Holdings Inc. *	4,865,025
17,500	Middleby Corporation (The) *	4,623,675
50,000	RBC Bearings Incorporated *	3,185,000
57,500	Regal-Beloit Corporation	4,180,825
145,000	Rexnord Corporation *	4,202,100
70,000	Woodward Inc.	2,907,100
		------------
		30,903,845
		------------
	Industrials - Commercial & Professional
	Services -- 4.68%
112,500	Healthcare Services Group, Inc.	3,269,250
365,000	InnerWorkings, Inc. *	2,795,900
160,000	KAR Auction Services, Inc.	4,856,000
30,000	Mobile Mini, Inc.	1,300,800
165,000	SP Plus Corporation *	4,334,550
		------------
		16,556,500
		------------
	Industrials - Transportation -- 5.70%
137,300	Echo Global Logistics, Inc. *	2,515,336
80,000	Hub Group, Inc. - Class A *	3,199,200
230,000	Knight Transportation, Inc.	5,319,900
195,000	Marten Transport, Ltd.	4,196,400
195,000	Roadrunner Transportation Systems, Inc. *	4,921,800
		------------

		20,152,636
		------------
	Information Technology - Hardware &
	Equipment -- 0.48%
25,000	Palo Alto Networks, Inc. *	1,715,000
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.17%
95,000	Cavium, Inc. *	4,154,350
		------------
	Information Technology - Software &
	Services -- 19.17%
125,000	Bottomline Technologies (de), Inc. *	4,393,750
100,000	Cardtronics, Inc. *	3,885,000
50,000	comScore, Inc. *	1,639,500
91,700	DealerTrack Holdings, Inc. *	4,510,723
115,000	Euronet Worldwide, Inc. *	4,782,850
160,000	EVERTEC, Inc.	3,952,000
25,000	FactSet Research Systems Inc.	2,695,250
175,000	Fortinet, Inc. *	3,855,250
40,000	Imperva, Inc. *	2,228,000
80,000	Jack Henry & Associates, Inc.	4,460,800
24,500	MercadoLibre, Inc.	2,330,195
94,500	MICROS Systems, Inc. *	5,001,885
95,000	Qualys, Inc. *	2,415,850
47,500	Syntel, Inc. *	4,270,250
235,000	Tangoe, Inc. *	4,368,650
170,000	VeriFone Systems, Inc. *	5,749,400
47,500	WEX Inc. *	4,514,875
30,000	Workday, Inc. *	2,742,900
		------------
		67,797,128
		------------
	Materials -- 3.86%
68,500	AptarGroup, Inc.	4,527,850
110,000	RPM International, Inc.	4,602,400
80,000	Sensient Technologies Corporation	4,512,800
		------------
		13,643,050
		------------

	TOTAL COMMON STOCKS
	(cost $219,950,165)	337,198,724
		------------
SHORT-TERM INVESTMENTS -- 3.43%
	Commercial Paper - 2.70%
$1,200,000	Diageo Capital plc 04/01/14, 0.20%	1,200,000
1,625,000	Valspar Corporation (The) 04/02/14, 0.21%	1,624,991
1,550,000	Eastman Chemical Company 04/03/14, 0.24%	1,549,979
250,000	Valspar Corporation (The) 04/07/14, 0.21%	249,991
875,000	Clorox Company (The) 04/10/14, 0.18%	874,961
575,000	Integrys Energy Group, Inc.
	04/10/14, 0.20%	574,971
1,000,000	Hitachi Capital America Corp.
	04/14/14, 0.27%	999,903
500,000	Hyundai Capital America, Inc.
	04/14/14, 0.22%	499,960
1,200,000	Bacardi Corporation 04/16/14, 0.22%	1,199,890
760,000	Valspar Corporation (The) 04/21/14, 0.23%	759,903
		------------
		9,534,549
		------------
	Variable Rate Security - 0.73%
2,567,439	Fidelity Institutional Money
	Market Fund - Class I	2,567,439
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $12,101,988)	12,101,988
		------------
	TOTAL SECURITY HOLDINGS
	(cost $232,052,153) - 98.78%	349,300,712
		------------

	OTHER ASSETS, NET OF LIABILITIES - 1.22%	4,327,593
		------------

TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$353,628,305
------------
------------

* Non-income producing.

As of March 31, 2014, investment cost for federal tax purposes was $232,029,046 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$119,702,749
Unrealized depreciation	(2,431,083)
------------
Net unrealized appreciation	$117,271,666
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$337,198,724
Variable Rate Security	2,567,439
Level 2 -
Commercial Paper	9,534,549
Level 3 -
None	--
------------
Total	$349,300,712
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/20/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/20/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/20/2014